Judicial Deposits - Summary of Detailed Information About Judicial Deposits (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement [Line Items]
Judicial deposits	R$ 337,255	R$ 333,577	R$ 319,433
Unaccrued tax lawsuits [Member]
Statement [Line Items]
Judicial deposits	203,403	173,027
Accrued tax lawsuits [Member]
Statement [Line Items]
Judicial deposits	116,415	140,750
Unaccrued civil lawsuits [Member]
Statement [Line Items]
Judicial deposits	2,541	2,822
Accrued civil lawsuits [Member]
Statement [Line Items]
Judicial deposits	426	649
Unaccrued labor lawsuits [Member]
Statement [Line Items]
Judicial deposits	8,683	6,991
Accrued labor lawsuits [Member]
Statement [Line Items]
Judicial deposits	R$ 5,787	R$ 9,338